Schedule of future minimum lease payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right Of Use Assets And Operating Lease Liability
Periods Ended June 30, 2025		$ 19,000
Less: Imputed interest
Present value of operating lease liabilities		19,000	$ 37,000
Operating lease liabilities – current	$ 15	$ 19,000	$ 37,000